Shareholder Report, Holdings (Details)	Sep. 30, 2025
C000174035 | Liberty Mutual Group, Inc., 7.8, 2037-03-15
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000174035 | Banco Santander S.A., 4.75, 2173-08-12
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000174035 | Provident Financing Trust I, 7.405, 2038-03-15
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000174035 | Athene Holding Ltd., 6.350%, 06/30/29
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000174035 | Flagstar Financial Inc., 6.375%, 03/17/27
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000174035 | Synovus Financial Corporation, 8.397%, 07/01/29
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000174035 | Delphi Financial Group, Inc., 7.663%, 05/15/37
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000174035 | HSBC Holdings PLC, 8, 2173-09-07
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000174035 | Land O' Lakes, Inc., 8, 2165-09-15
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000174035 | BNP Paribas S.A., 8.5, 2173-08-14
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000174035 | Corporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000174035 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000174035 | Contingent Capital Securities
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000174035 | Preferred Securities
Holdings [Line Items]
Percent of Net Asset Value	70.70%
C000174035 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000174035 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000174035 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000174035 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000174035 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000174035 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000174035 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000174035 | Financials
Holdings [Line Items]
Percent of Net Asset Value	74.20%
C000174036 | Liberty Mutual Group, Inc., 7.8, 2037-03-15
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000174036 | Banco Santander S.A., 4.75, 2173-08-12
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000174036 | Provident Financing Trust I, 7.405, 2038-03-15
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000174036 | Athene Holding Ltd., 6.350%, 06/30/29
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000174036 | Flagstar Financial Inc., 6.375%, 03/17/27
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000174036 | Synovus Financial Corporation, 8.397%, 07/01/29
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000174036 | Delphi Financial Group, Inc., 7.663%, 05/15/37
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000174036 | HSBC Holdings PLC, 8, 2173-09-07
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000174036 | Land O' Lakes, Inc., 8, 2165-09-15
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000174036 | BNP Paribas S.A., 8.5, 2173-08-14
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000174036 | Corporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000174036 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000174036 | Contingent Capital Securities
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000174036 | Preferred Securities
Holdings [Line Items]
Percent of Net Asset Value	70.70%
C000174036 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000174036 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000174036 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000174036 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000174036 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000174036 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000174036 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000174036 | Financials
Holdings [Line Items]
Percent of Net Asset Value	74.20%
C000174037 | Liberty Mutual Group, Inc., 7.8, 2037-03-15
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000174037 | Banco Santander S.A., 4.75, 2173-08-12
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000174037 | Provident Financing Trust I, 7.405, 2038-03-15
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000174037 | Athene Holding Ltd., 6.350%, 06/30/29
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000174037 | Flagstar Financial Inc., 6.375%, 03/17/27
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000174037 | Synovus Financial Corporation, 8.397%, 07/01/29
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000174037 | Delphi Financial Group, Inc., 7.663%, 05/15/37
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000174037 | HSBC Holdings PLC, 8, 2173-09-07
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000174037 | Land O' Lakes, Inc., 8, 2165-09-15
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000174037 | BNP Paribas S.A., 8.5, 2173-08-14
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000174037 | Corporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000174037 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000174037 | Contingent Capital Securities
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000174037 | Preferred Securities
Holdings [Line Items]
Percent of Net Asset Value	70.70%
C000174037 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000174037 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000174037 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000174037 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000174037 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000174037 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000174037 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000174037 | Financials
Holdings [Line Items]
Percent of Net Asset Value	74.20%